CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 493,674	¥ 522,078
Receivables held for sale	638,149
Credit card receivables	194,607	189,163
Total accounts receivable, receivables held for sale, credit card receivables and other receivables	1,382,947	1,199,178
Less: Allowance for doubtful accounts	(16,843)	(23,550)
Total accounts receivable, receivables held for sale, credit card receivables and other receivables, net	1,366,104	1,175,628
Inventories	180,736	146,563
Deferred tax assets	70,784	76,858
Total current assets	2,236,502	2,358,261
Property, plant and equipment:
Wireless telecommunications equipment	5,151,686	5,700,951
Buildings and structures	882,165	867,553
Tools, furniture and fixtures	532,506	520,469
Land	200,382	199,802
Construction in progress	127,592	133,068
Sub-total	6,894,331	7,421,843
Accumulated depreciation and amortization	(4,334,047)	(4,885,546)
Total property, plant and equipment, net	2,560,284	2,536,297
Non-current investments and other assets:
Investments in affiliates	352,025	480,111
Marketable securities and other investments	371,569	128,389
Intangible assets, net	691,651	680,831
Goodwill	217,640	204,890
Other assets	560,139	255,747
Deferred tax assets	239,015	303,556
Total non-current investments and other assets	2,432,039	2,053,524
Total assets	7,228,825	6,948,082
Current liabilities:
Current portion of long-term debt	70,437	75,428
Short-term borrowings	12,307	733
Accrued payroll	55,961	55,917
Accrued interest	713	767
Accrued income taxes	135,418	150,327
Total current liabilities	1,130,860	1,154,003
Long-term liabilities:
Long-term debt (exclusive of current portion)	171,022	180,519
Accrued liabilities for point programs	140,855	173,136
Liability for employees' retirement benefits	171,221	160,107
Total long-term liabilities	628,300	685,308
Total liabilities	1,759,160	1,839,311
NTT DOCOMO, INC. shareholders' equity
Common stock, without a stated value- Authorized shares 188,130,000 shares at March 31, 2012 and 2013 Issued shares 43,650,000 shares at March 31, 2012 and 2013 Outstanding shares 41,467,601 shares at March 31, 2012 and 2013	949,680	949,680
Additional paid-in capital	732,609	732,592
Retained earnings	4,117,073	3,861,952
Accumulated other comprehensive income (loss)	5,381	(104,529)
Treasury stock 2,182,399 shares at March 31, 2012 and 2013	(377,168)	(377,168)
Total NTT DOCOMO, INC. shareholders' equity	5,427,575	5,062,527
Noncontrolling interests	42,090	46,244
Total equity	5,469,665	5,108,771
Commitments and contingencies
Total liabilities and equity	7,228,825	6,948,082
Third parties
Current assets:
Short-term investments	31,762	281,504
Accounts receivable	251,109	952,795
Other receivables	32,180	45,068
Prepaid expenses and other current assets	74,577	60,960
Non-current investments and other assets:
Other assets	302,533	236,763
Current liabilities:
Short-term borrowings	6,801	733
Accounts payable, trade	565,142	607,403
Other current liabilities	142,346	130,037
Long-term liabilities:
Other long-term liabilities	143,267	169,459
Related parties
Current assets:
Short-term investments	10,000	90,000
Accounts receivable	9,233	10,206
Other receivables	257,669	1,946
Prepaid expenses and other current assets	8,865	4,670
Non-current investments and other assets:
Other assets	257,606	18,984
Current liabilities:
Short-term borrowings	5,506
Accounts payable, trade	140,582	131,380
Other current liabilities	7,954	2,011
Long-term liabilities:
Other long-term liabilities	¥ 1,935	¥ 2,087